Maximum Potential Amount of Future Payment for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 2,462	¥ 3,375
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	620	1,422
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,720	1,896
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 122	¥ 57